Income Taxes	12 Months Ended
Apr. 30, 2014
Income Taxes [Abstract]
Income Taxes

Note 13. Income Taxes

The components of income tax expense (benefit) are as follows:

	For the	For the	For the
	Year Ended	Year Ended	Four Months Ended
	April 30, 2014	December 31, 2012	April 30, 2013	April 30, 2012
Current:
Federal	$-	$-	$-	$-
State	-	-	-	-
	-	-	-	-
Deferred:
Federal	-	-	-	-
State	-	-	-	-
	-	-	-	-
Total Income tax expense (benefit)	$-	$-	$-	$-

Significant components of the Company's deferred income tax assets and liabilities are as follows:

	April 30,	April 30,
	2014	2013
Deferred tax assets:
Net operating loss	$6,021,134	$4,256,530
Allowance for doubtful accounts	55,679	23,948
Intangible assets	294,284	238,259
Deferred rent	7,948	11,809
Stock-based compensation	411,374	185,916
Contributions carryforward	93	93
Total deferred tax assets	6,790,512	4,716,555

Deferred tax liabilities:
Property and equipment	(126,297)	(31,714)
Total deferred tax liabilities	(126,297)	(31,714)

Deferred tax assets, net	6,664,215	4,684,841

Valuation allowance:
Beginning of year	(4,684,841)	(4,166,510)
(Increase) during period	(1,979,374)	(518,331)
Ending balance	(6,664,215)	(4,684,841)

Net deferred tax asset	$-	$-

Presentation in the financial statements:

	April 30, 2014	April 30, 2013

Deferred taxes, current portion	$-	$-
Deferred taxes, net of current portion	-	-
Net deferred tax assets	$-	$-

A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized. The Company recorded a valuation allowance at April 30, 2014 and 2013 due to the uncertainty of realization. Management believes that based upon its projection of future taxable operating income for the foreseeable future, it is more likely than not that the Company will not be able to realize the tax benefit associated with deferred tax assets. The net change in the valuation allowance during the year ended April 30, 2014 was an increase of $1,979,374.

At April 30, 2014, the Company had $16,248,831 of net operating loss carryforwards which will expire from 2029 to 2034. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits. As of April 30, 2014, tax years 2010 through 2013 remain open for IRS audit. The Company has received no notice of audit from the Internal Revenue Service for any of the open tax years.

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	2014	2013
Statutory U.S. federal income tax rate	34.0%	34.0%
State income taxes, net of federal tax benefit	3.1	3.1
Other	(0.1)	(0.1)
Change in valuation allowance	(37.0)	(37.0)
Effective income tax rate	0.0%	0.0%